CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Total	Common stock	Class B common stock	Preferred Stock	Common Stock Common stock	Common Stock Class B common stock	Additional Paid-in Capital	Retained Earnings	Retained Earnings Common stock	Retained Earnings Class B common stock	Treasury Common Stock	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interests in Subsidiaries	Selling, marketing and administrative	Selling, marketing and administrative Noncontrolling Interests in Subsidiaries
Beginning balance, stockholders' equity at Dec. 31, 2014	$ 1,519,530			$ 0	$ 299,281	$ 60,620	$ 754,186	$ 5,860,784			$ (5,161,236)	$ (358,573)	$ 64,468
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income attributable to The Hershey Company	512,951							512,951
Net income (loss) attributable to noncontrolling interests	0													$ 577	$ 577
Net income including noncontrolling interest	512,951
Other comprehensive income (loss)	(14,604)											(12,452)	(2,152)
Dividends:
Common Stock		$ (352,953)	$ (123,179)						$ (352,953)	$ (123,179)
Stock-based compensation	50,722						50,722
Exercise of stock options and incentive-based transactions	79,704						8,204				71,500
Repurchase of common stock	(582,623)										(582,623)
Impact of reclassifications to and purchase of redeemable noncontrolling interest	(42,663)						(29,235)						(13,428)
Ending balance, stockholders' equity at Dec. 31, 2015	1,047,462			0	299,281	60,620	783,877	5,897,603			(5,672,359)	(371,025)	49,465
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income attributable to The Hershey Company	720,044							720,044
Net income (loss) attributable to noncontrolling interests	0													$ (3,970)	$ (3,970)
Net income including noncontrolling interest	720,044
Other comprehensive income (loss)	(8,527)											(4,863)	(3,664)
Dividends:
Common Stock		(369,292)	(132,394)						(369,292)	(132,394)
Stock-based compensation	54,429						54,429
Exercise of stock options and incentive-based transactions	112,485						31,551				80,934
Repurchase of common stock	(592,550)										(592,550)
Ending balance, stockholders' equity at Dec. 31, 2016	827,687			0	299,281	60,620	869,857	6,115,961			(6,183,975)	(375,888)	41,831
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income attributable to The Hershey Company	782,981							782,981
Net income (loss) attributable to noncontrolling interests	(26,444)												(26,444)
Net income including noncontrolling interest	756,537
Other comprehensive income (loss)	62,982											62,142	840
Dividends:
Common Stock		$ (387,466)	$ (140,394)						$ (387,466)	$ (140,394)
Stock-based compensation	49,243						49,243
Exercise of stock options and incentive-based transactions	63,288						5,878				57,410
Repurchase of common stock	(300,312)										(300,312)
Ending balance, stockholders' equity at Dec. 31, 2017	$ 931,565			$ 0	$ 299,281	$ 60,620	$ 924,978	$ 6,371,082			$ (6,426,877)	$ (313,746)	$ 16,227